Note 17 - Financial Instruments (Details) - Summary of Derivative Fair Values (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivatives, Fair Value [Line Items]
Fair Value	$ 7,157
Interest Rate Swap [Member] | Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Balance Sheet Location	Current liabilities - Financial instruments	Current liabilities - Financial instruments
Fair Value	1,134	1,135
Interest Rate Swap [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Balance Sheet Location	Non-Current liabilities - Financial instruments	Non-Current liabilities -Financial instruments
Fair Value		562
Interest Rate Swap [Member]
Derivatives, Fair Value [Line Items]
Fair Value	1,134	1,697
Warrant [Member] | Non Current Liabilities [Member]
Derivatives, Fair Value [Line Items]
Fair Value	7,157
Warrant [Member]
Derivatives, Fair Value [Line Items]
Fair Value	$ 7,157